Vessels under construction (Tables)	9 Months Ended
Sep. 30, 2014
Vessels Under Construction Tables
Schedule of Vessels under Construction

Capesize Vessels

	Vessel Name	Expected Delivery (1)	DWT	Shipyard
1	Hull H1309 - TBN SBI Puro	Q1-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
2	Hull H1310 - TBN SBI Valrico	Q2-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
3	Hull H1311 - TBN SBI Maduro	Q3-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
4	Hull H1364 - TBN SBI Belicoso	Q3-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
5	Hull H1365 - TBN SBI Corona	Q1-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
6	Hull H1366 - TBN SBI Diadema	Q1-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
7	Hull H1367 - TBN SBI Estupendo	Q2-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
8	Hull S1205 - TBN SBI Camacho	Q2-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
9	Hull S1206 - TBN SBI Montesino	Q2-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
10	Hull S1211 - TBN SBI Magnum	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
11	Hull S1212 - TBN SBI Montecristo	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
12	Hull S1213 - TBN SBI Aroma	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
13	Hull S1214 - TBN SBI Cohiba	Q4-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
14	Hull S1215 - TBN SBI Habano	Q4-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
15	Hull S1216 - TBN SBI Lonsdale	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
16	Hull S1217 - TBN SBI Partagas	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
17	Hull S1218 - TBN SBI Parejo	Q2-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
18	Hull S1219 - TBN SBI Toro	Q2-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
19	Hull S1220 - TBN SBI Tuscamina	Q2-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
20	Hull H1059 - TBN SBI Churchill	Q4-15	180,000	Daewoo Mangalia Heavy Industries S.A.
21	Hull H1060 - TBN SBI Perfecto	Q4-15	180,000	Daewoo Mangalia Heavy Industries S.A.
22	Hull H1061 - TBN SBI Presidente	Q1-16	180,000	Daewoo Mangalia Heavy Industries S.A.
23	Hull H1062 - TBN SBI Panatela	Q1-16	180,000	Daewoo Mangalia Heavy Industries S.A.
24	Hull H1063 - TBN SBI Robusto	Q2-16	180,000	Daewoo Mangalia Heavy Industries S.A.
25	Hull HN1058 - TBN SBI Behike	Q3-15	180,000	Daehan Shipbuilding Co., Ltd.
26	Hull HN1059 - TBN SBI Monterrey	Q4-15	180,000	Daehan Shipbuilding Co., Ltd.
27	Hull HN1060 - TBN SBI Macanudo	Q4-15	180,000	Daehan Shipbuilding Co., Ltd.
28	Hull HN1061 - TBN SBI Cuaba	Q1-16	180,000	Daehan Shipbuilding Co., Ltd.
	Capesize NB DWT		5,040,000

Kamsarmax Vessels

	Vessel Name	Expected Delivery (1)	DWT	Shipyard
1	Hull S1680 - TBN SBI Samba	Q1-15	84,000	Imabari Shipbuilding Co., Ltd.
2	Hull S1681 - TBN SBI Rumba	Q3-15	84,000	Imabari Shipbuilding Co., Ltd.
3	Hull 1090 - TBN SBI Electra	Q3-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
4	Hull 1091 - TBN SBI Flamenco	Q3-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
5	Hull 1092 - TBN SBI Rock	Q4-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
6	Hull 1093 - TBN SBI Twist	Q1-16	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
7	Hull SS164 - TBN SBI Salsa	Q3-15	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
8	Hull SS179 - TBN SBI Merengue	Q1-16	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
9	Hull S1228 - TBN SBI Capoeira	Q1-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
10	Hull S1722A - TBN SBI Conga	Q2-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
11	Hull S1723A - TBN SBI Bolero	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
12	Hull S1229 - TBN SBI Carioca	Q2-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
13	Hull S1724A - TBN SBI Sousta	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
14	Hull S1725A - TBN SBI Reggae	Q4-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
15	Hull S1726A - TBN SBI Zumba	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
16	Hull S1231 - TBN SBI Macarena	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
17	Hull S1735A - TBN SBI Parapara	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
18	Hull S1736A - TBN SBI Mazurka	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
19	Hull S1230 - TBN SBI Lambada	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
20	Hull S1232 - TBN SBI Swing	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
21	Hull S1233 - TBN SBI Jive	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
	Kamsarmax NB DWT		1,725,200

Ultramax Vessels

	Vessel Name	Expected Delivery (1)	DWT	Shipyard
1	Hull 1907 - TBN SBI Hera	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
2	Hull 1906 - TBN SBI Zeus	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
3	Hull 1911 - TBN SBI Poseidon	Q3-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
4	Hull 1912 - TBN SBI Apollo	Q3-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
5	Hull S870 - TBN SBI Echo	Q3-15	61,000	Imabari Shipbuilding Co., Ltd.
6	Hull S871 - TBN SBI Tango	Q3-15	61,000	Imabari Shipbuilding Co., Ltd.
7	Hull S-A098 - TBN SBI Achilles	Q2-16	61,000	Imabari Shipbuilding Co., Ltd.
8	Hull S-A089 - TBN SBI Cronos	Q4-15	61,000	Imabari Shipbuilding Co., Ltd.
9	Hull S-A090 - TBN SBI Hermes	Q1-16	61,000	Imabari Shipbuilding Co., Ltd.
10	Hull NE180 - TBN SBI Bravo	Q1-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
11	Hull NE181 - TBN SBI Antares	Q1-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
12	Hull NE182 - TBN SBI Maia	Q3-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
13	Hull NE183 - TBN SBI Hydra	Q3-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
14	Hull NE194 - TBN SBI Hyperion	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
15	Hull NE195 - TBN SBI Tethys	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
16	Hull DE018 - TBN SBI Leo	Q1-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
17	Hull DE019 - TBN SBI Lyra	Q2-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
18	Hull DE020 - TBN SBI Subaru	Q2-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
19	Hull DE021 - TBN SBI Ursa	Q3-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
20	Hull CX0610 - TBN SBI Athena	Q1-15	64,000	Chengxi Shipyard Co. Ltd.
21	Hull CX0651 - TBN SBI Pegasus	Q3-15	64,000	Chengxi Shipyard Co. Ltd.
22	Hull CX0652 - TBN SBI Orion	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
23	Hull CX0612 - TBN SBI Thalia	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
24	Hull CX0653 - TBN SBI Hercules	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
25	Hull CX0627 - TBN SBI Perseus	Q1-16	64,000	Chengxi Shipyard Co. Ltd.
26	Hull CX0654 - TBN SBI Kratos	Q1-16	64,000	Chengxi Shipyard Co. Ltd.
27	Hull CX0655 - TBN SBI Samson	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
28	Hull CX0613 - TBN SBI Phoebe	Q3-16	64,000	Chengxi Shipyard Co. Ltd.
29	Hull CX0656 - TBN SBI Phoenix	Q3-16	64,000	Chengxi Shipyard Co. Ltd.
	Ultramax NB DWT		1,795,800

	Total Newbuild DWT		8,561,000

(1)	Expected delivery date relates to quarter during which each vessel is currently expected to be delivered from the shipyard.